INCOME TAXES (Components of Deferred Tax Assets (Liabilities)) (Details) (USD $)	Dec. 31, 2012
INCOME TAXES [Abstract]
Net operating loss carry forwards expiring through 2032	$ 196,000
Tax Asset	39,200
Less valuation allowance	(39,200)
Balance
Net operating loss carry forwards 2012 (estimated)	$ 196,000